Provisions (Tables)	12 Months Ended
Sep. 30, 2023
Provisions [Abstract]
Schedule of Changes in Provisions	The following table details the changes in provisions between September 30, 2022 and 2023:
Onerous contracts $
Balance, as at September 30, 2022 (nil as at September 30, 2021)	—
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	(487,051)
Balance, as at September 30, 2023	878,144